Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) through foreign exchange, financial assets	$ 1,845	$ 1,593
Liquidity risk [member]
Interest rate, significant unobservable inputs, assets	28.00%
Floating interest rate [member]
Borrowings, adjustment to interest rate basis	0.25%
Increase or decrease net profit through interest rate	$ 243	$ 193